Finance income and finance costs - Summary of finance income and finance costs (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of borrowings and other financial liabilities [Line Items]
Buy-back of bonds			$ 1,900
Premium charges for redemption of bonds			72
Unamortized debt issuance costs and fees			9
Fair value hedge adjustment			16
Net interest paid associated with bond redepemption			80
Cost of hedging reserve
Disclosure of borrowings and other financial liabilities [Line Items]
Transfer of cost of hedging to the income statement	$ 0	$ 0	$ (3)